LHFI by Credit Quality Indicator (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial and Industrial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	47,683		42,140
Commercial and Industrial | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,507		2,029
Commercial and Industrial | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	348		584
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	3,845		4,316
Commercial Real Estate | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	961		1,509
Commercial Real Estate | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	288		342
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Commercial Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	581		836
Commercial Construction | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	369		771
Commercial Construction | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	290		961
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[2]	23,959	[2]
Residential Nonguaranteed | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	16,139	[2]	15,920	[2]
Residential Nonguaranteed | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	4,132	[2]	4,457	[2]
Residential Nonguaranteed | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,972	[2],[3]	3,582	[2],[3]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Home Equity | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	11,084		11,673
Home Equity | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,903		2,897
Home Equity | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,778	[3]	2,181	[3]
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Residential Construction | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	661		828
Residential Construction | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	202		258
Residential Construction | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	117	[3]	205	[3]
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[4]	1,309	[4]
Consumer Other Direct | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,251	[4]	973	[4]
Consumer Other Direct | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	273	[4]	231	[4]
Consumer Other Direct | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	86	[3],[4]	105	[3],[4]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Indirect | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,397		6,780
Consumer Indirect | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,990		1,799
Consumer Indirect | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	778	[3]	920	[3]
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Consumer Credit Card | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	347		258
Consumer Credit Card | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	142		149
Consumer Credit Card | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 51	[3]	$ 78	[3]

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]	For substantially all loans with refreshed FICO scores below 620, the borrower’s FICO score at the time of origination exceeded 620 but has since deteriorated as the loan has seasoned.
[4]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.